CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2022 and December 31, 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

RECON TECHNOLOGY, LTD

PARENT COMPANY BALANCE SHEETS

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
ASSETS
Cash	¥296,838,959	¥183,517,938	$26,603,357
Due from intercompany	205,224,961	285,747,507	41,422,888
Other current assets	20,364,424	62,124,080	9,005,710
Total Current Assets	522,428,344	531,389,525	77,031,955

Non-current assets
Investment in subsidiaries and VIEs	(77,566,835)	(81,353,652)	(11,793,290)

Total assets	¥444,861,509	¥450,035,873	¥65,238,665

LIABILITIES AND SHAREHOLDERS’ EQUITY

Other current liabilities	7,552,452	6,471,716	938,161
Total current Liabilities	7,552,452	6,471,716	938,161

Warrant liability	16,677,328	37,043,871	5,370,000
LIABILITIES	24,229,780	43,515,587	6,308,161

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0925 U.S. dollar par value, 150,000,000 shares authorized; 29,700,718 shares and 29,700,718 shares issued and outstanding as of June 30, 2022 and December 31, 2022, respectively	18,001,670	18,001,670	2,609,581
Class B ordinary shares, $0.0925 U.S. dollar par value, 20,000,000 shares authorized; 4,100,000 shares and 4,100,000 shares issued and outstanding as of June 30, 2022 and December 31, 2022, respectively	2,408,498	2,408,498	349,144
Additional paid-in capital	496,038,696	502,139,970	72,791,843
Accumulated deficit	(107,124,596)	(137,001,014)	(19,860,112)
Accumulated other comprehensive income	11,307,461	20,971,162	3,040,048
Total shareholders’ equity	420,631,729	406,520,286	58,930,504

Total liabilities and shareholders’ equity	¥444,861,509	¥450,035,873	$65,238,665

* Due from subsidiaries, VIEs and VIEs’ subsidiaries are eliminated upon consolidation.

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the six months ended December 31,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	¥—	¥—	$—
Cost of revenues	—	—	—

Gross profit	—	—	—

General and administrative expenses	36,567,864	16,054,522	2,327,319
Provision for credit losses	1,916,515	—	—
Loss from operations	(38,484,379)	(16,054,522)	(2,327,319)

Gain (loss) in fair value changes of warrants liability	147,168,952	(20,097,665)	(2,913,423)
Other income	2,584,170	3,716,168	538,708

Equity in earnings of subsidiaries, vies and vies' subsidiaries	88,767	2,559,601	371,048

Net income (loss)	¥111,357,510	¥(29,876,418)	$(4,330,985)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs' subsidiaries	(4,636,991)	9,663,701	1,400,882
Comprehensive income (loss) attributable to the company	¥106,720,519	¥(20,212,717)	$(2,930,103)

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months ended December 31,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥111,357,510	¥(29,876,418)	$(4,330,985)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Loss (gain) in fair value changes of warrants liability	(147,168,952)	20,097,665	2,913,423
Provision for doubtful accounts	1,916,515	—	—
Restricted shares issued for management and employees	27,375,871	1,796,417	260,414
Income from investment in unconsolidated entity	(15,411)	—	—
Restricted shares issued for services	4,631,063	4,304,857	624,046
Equity in earnings of subsidiaries and VIEs	(88,767)	(2,559,601)	(371,048)
Other current assets	(2,448,550)	(14,166,457)	(2,053,616)
Other current liabilities	(7,226,571)	(1,080,736)	(156,667)

Net cash used in operating activities	(11,667,292)	(21,484,273)	(3,114,433)

Cash flows from investing activities:
Repayments from loans to third parties	111,796,100	20,694,900	3,000,000
Payments made for loans to third parties	(85,851,987)	(48,288,100)	(7,000,000)
Due from intercompany, VIEs and VIEs’ subsidiaries	(45,913,426)	(80,522,546)	(11,672,810)

Net cash used in investing activities	(19,969,313)	(108,115,746)	(15,672,810)

Effect of exchange rate fluctuation on cash	(5,586,473)	16,278,998	2,359,859

Net decrease in cash	(37,223,078)	(113,321,021)	(16,427,384)

CASH, beginning of period	325,116,815	296,838,959	43,030,741

CASH, end of period	¥287,893,737	¥183,517,938	$26,603,357

Non-cash investing and financing activities
Cancellation of shares issued	¥(27,675,450)	¥—	$—